Vanguard Target Retirement 2020 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (30.5%)
Vanguard Total Stock Market Index Fund Investor Shares	129,047,423	10,279,918

International Stock Fund (20.6%)
Vanguard Total International Stock Index Fund Investor Shares	388,942,579	6,946,514

U.S. Bond Funds (36.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	894,346,214	9,846,752
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	101,959,643	2,514,325
		12,361,077
International Bond Fund (12.4%)
Vanguard Total International Bond Index Fund Investor Shares	369,306,227	4,176,853

Total Investment Companies (Cost $24,968,927)		33,764,362
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $8)	81	8
Total Investments (100.1%) (Cost $24,968,935)		33,764,370
Other Assets and Liabilities-Net (-0.1%)		(45,290)
Net Assets (100%)		33,719,080

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Target Retirement 2020 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				Dec. 31,
	2019		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	7,708	NA1	NA1	3	—	24	—	8
Vanguard Short-Term
Inflation-Protected
Securities Index Fund	2,145,955	360,279	—	—	8,091	16,364	—	2,514,325
Vanguard Total Bond
Market II Index Fund	9,579,114	332,458	4,025	—	(60,795)	63,197	—	9,846,752
Vanguard Total
International Bond
Index Fund	4,211,439	126,945	—	—	(161,531)	103,945	—	4,176,853
Vanguard Total
International Stock
Index Fund	6,769,805	76,961	417,694	16,833	500,609	76,961	—	6,946,514
Vanguard Total Stock
Market Index Fund	10,101,340	61,222	713,334	381,450	449,240	53,741	—	10,279,918
Total	32,815,361	957,865	1,135,053	398,286	735,614	314,232	—	33,764,370

1 Not applicable—purchases and sales are for temporary cash investment purposes.